CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 03, 2015
Current assets
Cash	$ 2,705	$ 125,886	$ 117,728	$ 1,040,068	$ 126,062
Prepaid expenses	22,306	168,553		395,843
Total current assets	25,011	294,439		1,435,911
Cash and cash equivalents held in Trust Account	316,284,206	312,497,921		310,000,000
Total assets	316,309,217	312,792,360		311,435,911
Current liabilities
Note payable to Sponsor	700,000	100,000
Accrued expenses	7,309,631	3,828,722		50,782
Total current liabilities	8,009,631	3,928,722		478,360
Deferred underwriting commission	5,128,205	10,850,000		10,850,000
Total liabilities	13,137,836	14,778,722		11,328,360
COMMITMENTS
Class A ordinary shares subject to possible redemption, $0.0001 par value; 29,224,706 and 29,067,145 shares at conversion value at September 30, 2018 and December 31, 2017	298,171,380	293,013,630		295,107,550
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized: no shares issued and outstanding at September 30, 2018 and December 31, 2017
Additional paid-in capital	2,169,272	7,326,813		5,232,937
Accumulated income/( deficit)	2,829,970	(2,327,773)		(233,860)
Total shareholders' equity	5,000,001	5,000,008		5,000,001	$ (162)
Total liabilities and shareholders' equity	316,309,217	312,792,360		311,435,911
Class A
Shareholders' equity
Ordinary shares, value	178	193		149
Class B
Shareholders' equity
Ordinary shares, value	$ 581	$ 775		$ 775